Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Carolyn E. Augur
Assistant Vice President &
Senior Counsel
Phone: 860-466-1111
Carolyn.Augur@LFG.com
VIA EDGAR

June 4, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:            Lincoln Level AdvantageSM B Share, Lincoln Level AdvantageSM Advisory
Lincoln Level AdvantageSM B Class, Lincoln Level AdvantageSM Advisory Class
Lincoln Level Advantage® Design B-Share, Lincoln Level Advantage® Design Advisory
Lincoln Level Advantage® Select B-Share, Lincoln Level Advantage® Fee-Based
The Lincoln National Life Insurance Company
Registration Statement on Form S-3

Commissioners:

On behalf of The Lincoln National Life Insurance Company, we hereby file on EDGAR a conformed electronic format copy of an initial registration statement under the Securities Act of 1933 on Form S-3 (the “Registration Statement”).

The Registration Statement contains eight prospectuses that each describe certain index-linked annuity contracts (the “Contracts”).  Each prospectus describes one version of the Contract - four B Share contracts, three Advisory Share contracts, and one Fee-Based contract. The prospectuses contain identical disclosure, except with respect to certain features that differ between versions based on distribution channels. The primary differences between the B share versions and the Advisory and Fee-Based prospectuses are as follows: (i) fees and charges; (ii) investment options; (iii) available death benefits; and (iv) distribution channels.  The B Share versions and the Advisory versions, respectively, are substantially similar.

Lincoln is making this filing to register additional interests and to introduce a floor protection feature to certain indexed accounts offered under the Contracts. The floor protection, if elected, offers a maximum percentage loss to a contract holder in a down market, with any excess to be borne by the company.The floor protection will be added to all Contracts except the Lincoln Level AdvantageSM B Class or Lincoln Level AdvantageSM Advisory Class contracts. Additionally the Performance Trigger rate crediting strategy is being added to Lincoln Level AdvantageSM Fee-Based.

The Contracts are based on certain individual variable annuity contracts previously registered with the Commission (File No. 333-231487). The previous registration statement was most recently reviewed and ordered effective on May 1, 2020. Accordingly, we request that the Registration Statement be given selective review pursuant to release IC-13768 and ADI Bulletin 2018-06. Blacklined prospectuses for the Contracts are attached. Each prospectus is blacklined to reflect any changes made to the prospectus since the Staff’s latest review.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Carolyn E. Augur

Carolyn E. Augur